Sales of Goods (Tables)	12 Months Ended
Dec. 31, 2024
Sales of Goods [Abstract]
Schedule of Sales of Goods

This caption is made up as follows:

	For the year ended of December 31, 2024
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, pavement, mortar and precast	1,605,472	271,276	30,101	-	-	1,906,849
Sale of construction supplies	-	-	-	56,873	-	56,873
Sale of other	-	-	-	-	14,349	14,349

	1,605,472	271,276	30,101	56,873	14,349	1,978,071

Timing of revenue recognition
Goods and services transferred at a point in time	1,605,472	183,686	30,101	56,873	14,349	1,890,481
Services transferred over time	-	87,590	-	-	-	87,590
	1,605,472	271,276	30,101	56,873	14,349	1,978,071

	For the year ended of December 31, 2023
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, pavement, mortar and precast	1,642,420	182,278	25,540	-	-	1,850,238
Sale of construction supplies	-	-	-	74,096	-	74,096
Sale of other	-	-	-	-	25,741	25,741

	1,642,420	182,278	25,540	74,096	25,741	1,950,075

Timing of revenue recognition
Goods and services transferred at a point in time	1,642,420	161,222	25,540	74,096	25,741	1,929,019
Services transferred over time	-	21,056	-	-	-	21,056
	1,642,420	182,278	25,540	74,096	25,741	1,950,075
	For the year ended of December 31, 2022
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, pavement, mortar and precast	1,742,704	189,945	31,177	-	-	1,963,826
Sale of construction supplies	-	-	-	114,024	-	114,024
Sale of other	-	-	-	-	37,896	37,896

	1,742,704	189,945	31,177	114,024	37,896	2,115,746

Time of revenue recognition
Goods and services transferred at a point in time	1,742,704	189,945	31,177	114,024	37,896	2,115,746
	1,742,704	189,945	31,177	114,024	37,896	2,115,746